Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	563,732,112.49	24,252
Yield Supplement Overcollateralization Amount 07/31/26	27,857,188.23	0
Receivables Balance 07/31/26	591,589,300.72	24,252
Principal Payments	25,430,030.68	697
Defaulted Receivables	1,092,717.40	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	24,040,222.83	0
Pool Balance at 08/31/26	541,026,329.81	23,513

Pool Statistics	$ Amount	# of Accounts
Pool Factor	43.28%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	9,629,663.42	325
Past Due 61-90 days	3,368,020.99	105
Past Due 91-120 days	821,697.53	36
Past Due 121+ days	0.00	0
Total	13,819,381.94	466

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.74%
Delinquency Trigger Occurred	NO

Recoveries	610,318.03
Aggregate Net Losses/(Gains) - August 2026	482,399.37
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.98%
Prior Net Losses/(Gains) Ratio	0.92%
Second Prior Net Losses/(Gains) Ratio	0.40%
Third Prior Net Losses/(Gains) Ratio	0.59%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.82%

Overcollateralization Target Amount	6,126,808.54
Actual Overcollateralization	6,126,808.54
Weighted Average Contract Rate	6.69%
Weighted Average Contract Rate, Yield Adjusted	9.28%
Weighted Average Remaining Term	44.88

Flow of Funds	$ Amount
Collections	29,329,201.96
Investment Earnings on Cash Accounts	12,147.75
Servicing Fee	(492,991.08)
Transfer to Collection Account	-
Available Funds	28,848,358.63

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,990,224.91
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	16,578,974.14
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,126,808.54
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,917,546.54

Total Distributions of Available Funds	28,848,358.63

Servicing Fee	492,991.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	557,605,303.95
Principal Paid	22,705,782.68
Note Balance @ 09/15/26	534,899,521.27

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2b
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-3
Note Balance @ 08/17/26	413,165,303.95
Principal Paid	22,705,782.68
Note Balance @ 09/15/26	390,459,521.27
Note Factor @ 09/15/26	93.0197068%

Class A-4
Note Balance @ 08/17/26	89,300,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	89,300,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	36,760,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	36,760,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	18,380,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	18,380,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,225,029.41
Total Principal Paid	22,705,782.68
Total Paid	24,930,812.09

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.63650%
Coupon	3.96650%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.73000%
Interest Paid	1,628,559.91
Principal Paid	22,705,782.68
Total Paid to A-3 Holders	24,334,342.59

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.8158169
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.5298873
Total Distribution Amount	20.3457042

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.8797406
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.0922972
Total A-3 Distribution Amount	57.9720378

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	730.17
Noteholders' Principal Distributable Amount	269.83

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	3,063,404.27
Investment Earnings	9,105.48
Investment Earnings Paid	(9,105.48)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27